Commitment and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Remaining lease term	2 years 3 months 18 days
Operating lease liability, discount rate	7.00%
Rent expense	$ 145,000	$ 110,000